Filed with the U.S. Securities and Exchange Commission on November 21, 2012

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 481	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 482	☒

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 481 to the Professionally Managed Portfolios (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 476 on Form N-1A filed November 1, 2012.  This PEA No. 481 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 476 to the Trust’s Registration Statement for its series: DSM Large Cap Growth Fund and DSM Global Growth Fund.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 481 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 481 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 21st day of November, 2012.

Professionally Managed Portfolios

By:  /s/ Eric W. Falkeis
Eric W. Falkeis
President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 481 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	March 21, 2012
Steven J. Paggioli

Dorothy A. Berry*	Trustee	November 21, 2012
Dorothy A. Berry

Wallace L. Cook*	Trustee	November 21, 2012
Wallace L. Cook

Carl A. Froebel*	Trustee	November 21, 2012
Carl A. Froebel

Eric W. Falkeis*	President and Trustee	November 21, 2012
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	November 21, 2012
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		November 21, 2012
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE